RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Legacy Stardust Power entered into a service agreement with VIKASA Capital Partners LLC (“VCP”) on March 16, 2023, for services associated with setting up a lithium refinery. VCP provides formation and organization structure advisory, capital market advisory, marketing advisory services and other consulting and advisory services with respect to the Company’s organization. Under the service agreement and subsequent amendments, VCP can be compensated for advisory services up to total of $1,050,000, of which $980,000 has been incurred as of December 31, 2023.

On March 16, 2023, Legacy Stardust Power entered into a consulting agreement with 7636 Holdings LLC, which was subsequently amended on April 1, 2023, and also separately entered into an agreement with VIKASA Capital LLC. The agreement primarily provides compensation for strategic, business, financial, operations and industry advisory services to the Company’s planned development of a lithium refinery operation.

On September 18, 2024, the Company entered into a consulting agreement with DRE Chicago LLC, whose principal is Paramita Das. Paramita was onboarded as a Chief Strategy Officer and Senior Advisor to CEO of the Company. Additionally, in December 2024, the Company entered into a binding term sheet with DRE Chicago LLC, providing for loan in the principal amount of $250,000, bearing interest at a rate of 15% per year, and maturing in March 2025. (the “Maturity Date”). Pursuant to the Term Sheets, an aggregate of approximately 470,000 shares of Company’s Common Stock, owned by Roshan Pujari, Chief Executive Officer of the Company, were pledged as collateral. In addition, the Company has agreed to issue to DRE Chicago an aggregate of $375,000 in Common Stock as an Equity Kicker. In addition, DRE Chicago will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 in accordance with the Private Placement terms. Subsequent to year end, the Company has fully repaid the principal amount and accrued interest. The Company issued the equity shares and warrants to DRE Chicago on April 24, 2025.

In December 2024, the Company entered into a binding term sheet (“Term Sheet”) with Endurance Antarctica Partners II, LLC (“Endurance”) an affiliate of a director at the time and a shareholder, providing for a loan (the “Loan”) in the aggregate principal amount of $1,750,000, bearing interest at a rate of 15% per year, and maturing in March 2025 (the “Maturity Date”). Pursuant to the Term Sheet, 5,500,000 shares of Company’s Common Stock, owned by Roshan Pujari, Chief Executive Officer of the Company, were pledged as collateral. In addition, the Company has agreed to issue to Endurance $3,500,000 in Common Stock as an Equity Kicker. In addition, Endurance will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 in accordance with the Private Placement terms. Subsequent to year end, the Company has fully repaid the principal amount and accrued interest. The Company issued the equity shares and warrants to Endurance on April 24, 2025.

The Company incurred the following expenses with related parties, which were all affiliates of the Company:

	Expense type	Year Ended December 31,2024	Period from March 16, 2023 (inception) through December 31, 2023

Expenses under contract due to:
DRE Chicago LLC	Consulting expense	$143,057	$-
DRE Chicago LLC	Interest	1,979	-
DRE Chicago LLC	Finance charges	375,000	-
Endurance Antarctica Partners II, LLC	Interest	18,958	-
Endurance Antarctica Partners II, LLC	Finance charges	3,500,000	-
VIKASA Capital Partners LLC	Consulting expense	-	980,000
7636 Holdings LLC	Consulting expense	-	180,806
VIKASA Capital LLC	Consulting expense	-	171,213
Energy Transition Investors LLC*	Interest		5,333
VIKASA Clean Energy I LP*	Interest		1,138
Roshan Pujari*	Interest		640
Total expenses		$4,038,994	$1,339,130

Other expenses paid on the Company’s behalf due to:
DRE Chicago LLC		$6,679	$-
VIKASA Capital LLC		-	34,318
VIKASA Capital Partners LLC		-	9,868
Total other expenses paid on the Company’s behalf		6,679	44,186
Total		$4,045,673	$1,383,316

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2023, $1,383,316 of expenses including interest were paid. During the period from March 16, 2023 (inception) through December 31, 2023, the Company provided shares to shareholders in exchange for a subscription of $90. The Company received the $90 on June 14, 2023. As at December 31, 2023, no amounts were due to related parties of the Company.

As of December 31, 2024, $149,735 of expenses were paid. As at December 31, 2024, $3,895,938 was due to related parties of the Company.

The Company and Legacy Stardust Power entered into notes payable agreements of $5,875,000 in 2024 and $1,000,000 in 2023, respectively with related parties, all of whom were affiliates.

		Year Ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Energy Transition Investors LLC*	Notes payable	$-	$750,000
VIKASA Clean Energy I LP*	Notes payable	-	160,000
Roshan Pujari*	Notes payable	-	90,000
DRE Chicago LLC	Interest Accrued	1,979	-
Endurance Antarctica Partners II, LLC	Interest Accrued	18,958	-
DRE Chicago LLC	Short-term loan**	625,000	-
Endurance Antarctica Partners II, LLC	Short-term loan**	5,250,000	-
Notes obtained from related parties		$5,895,937	$1,000,000

*	VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties.
**	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.

As of December 31, 2024, $20,937 of interest on these notes was due to related parties. During the period from March 16, 2023 (inception) through December 31, 2023, the Company incurred and paid $7,111 of interest expense related to the notes payable. As at December 31, 2024, the Company had $ 5,875,000 outstanding notes payable to related parties and as at December 31, 2023, the Company had repaid all the above notes.

Subsequent to year end, the Company has fully repaid the principal amount of $2,000,000 and accrued interest of $20,937 to the related parties.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS